UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
March 31, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 72.5%
	Automobiles - 1.8%
21,000	General Motors Co. (a)	$584,220.00

	Commercial Banks - 6.6%
20,000	Royal Bank of Canada - (b)	1,206,000
25,545	Wells Fargo & Co.	944,909
		2,150,909
	Computers & Peripherals - 6.4%
3,123	Apple Inc.	1,382,334
29,260	EMC Corp. (a)	699,021
		2,081,355
	Diversified Financial Services - 0.4%
10,799	Bank of America Corp.	131,532

	Diversified Telecommunication Services - 2.2%
14,511	Verizon Communications Inc.	713,216

	Electric Utilities - 2.7%
18,880	The Southern Co.	885,849

	Electronic Equipment, Instruments & Components - 0.7%
17,400	Corning Inc.	231,942

	Food Products - 3.3%
7,596	Kraft Foods Group, Inc. - Class A	391,422
22,790	Mondelez International Inc. - Class A	697,602
		1,089,024
	Health Care Providers & Services - 1.8%
6,300	UnitedHealth Group Inc.	360,423
3,700	WellPoint Inc.	245,051
		605,474
	Hotels, Restaurants & Leisure - 2.2%
2,963	McDonald's Corp.	295,382
7,202	Starbucks Corp.	410,226
		705,608
	Household Products - 1.7%
8,795	Church & Dwight Co., Inc.	568,421

	Industrial Conglomerates - 3.4%
7,299	3M Co.	775,957
13,800	General Electric Co.	319,056
		1,095,013
	Internet Software & Services - 2.3%
934	Google Inc. - Class A (a)	741,624

	IT Services - 5.2%
13,863	Automatic Data Processing, Inc.	901,372
3,681	International Business Machines Corp.	785,157
		1,686,529
	Machinery - 2.0%
7,373	Caterpillar Inc.	641,230

	Metals & Mining - 0.7%
13,985	Yamana Gold Inc. - (b)	214,670

	Oil, Gas & Consumable Fuels - 8.8%
2,961	Chevron Corp.	351,826
17,953	Energy Transfer Partners, L.P.	910,038
3,157	Exxon Mobil Corp.	284,477
23,706	Plains All American Pipeline. L.P.	1,338,915
		2,885,256
	Pharmaceuticals - 7.1%
12,920	Johnson & Johnson	1,053,368
43,649	Pfizer Inc.	1,259,710
		2,313,078
	Real Estate Investment Trusts (REITs) - 1.4%
6,053	American Tower Corp.	465,597

	Road & Rail - 3.7%
8,433	Union Pacific Corp.	1,200,943

	Semiconductors & Semiconductor Equipment - 1.3%
19,300	Intel Corp.	421,705

	Specialty Retail - 2.8%
19,343	The TJX Companies, Inc.	904,285

	Thrifts & Mortgage Finance - 1.0%
22,224	New York Community Bancorp, Inc.	318,914

	Tobacco - 3.0%
28,906	Altria Group, Inc.	994,077

	TOTAL COMMON STOCKS (Cost $19,830,482)	23,630,471

	EXCHANGE TRADED FUNDS - 9.4%
	Investment Companies - 9.4%
5,400	iShares Barclays Credit Bond Fund	607,878
1,317	iShares Barclays Government/Credit Bond Fund	150,981
12,436	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,491,076
9,773	Vanguard Total Bond Market ETF	817,414
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,962,940)	3,067,349

Principal		Value
	ASSET BACKED SECURITIES - 0.4%
	Continental Airlines Inc. Pass Thru Certificates
$60,854.00	7.707%, 10/02/2021 (Aquired 07/19/2055, Cost $60,906) (c) (e)	$68,461.00
	FedEx Corp.
41,153	8.760%, 05/22/2015	43,725
	TOTAL ASSET BACKED SECURITIES (Cost $102,664)	112,186

	CORPORATE BONDS - 14.0%
	Metals & Mining - 5.1%
	Barrick Gold Corp.
690,000	6.950%, 04/01/2019 (b)	853,018
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 (Aquired 07/10/2009, Cost $777,023) (b) (c)	830,625
		1,683,643
	Oil, Gas & Consumable Fuels - 7.6%
	Husky Energy, Inc.
500,000	7.250%, 12/15/2019 (b)	644,937
	Petroldrill Four Ltd.
58,366	4.620%, 04/15/2016	60,650
	Petroleum Co. of Trinidad & Tobago Ltd.
675,000	9.750%, 08/14/2019 (aquired 09/13/2011, Cost $784,030) (b)(c)	889,312
	Talisman Energy, Inc.
695,000	7.750%, 06/01/2019	882,092
		2,476,991
	Road & Rail - 0.3%
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	106,631

	Tobacco - 0.7%
	Altria Group, Inc.
210,000	8.500%, 11/10/2013	220,052

	Transportation - 0.3%
	The Burlington Northern and Santa Fe Railway Co.
78,146	5.943%, 01/15/2022	87,487
	TOTAL CORPORATE BONDS (Cost $4,300,550)	4,574,804

	MORTGAGE BACKED SECURITIES - 0.9%
	GS Mortgage Securities Corp. II
250,000	5.807%, 08/10/2045 (d)	287,423
	TOTAL MORTGAGE BACKED SECURITIES (Cost $193,322)	287,423

	US TREASURY BILL - 3.3%

136,000	0.090%, 09/05/2013	135,947
2,000	0.095%, 09/12/2013	1,999
931,000	0.100%, 09/19/2013	930,558
	TOTAL US TREASURY BILL (Cost $1,068,736)	1,068,504

	Total Investments (Cost $28,458,694) - 100.5%	32,740,737
	Liabilities in Excess of Other Assets - (0.5)%	(149,256)
	TOTAL NET ASSETS - 100.0%	$32,591,481

(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of these securities amounted to $5,520,654 (16.9% of net assets) at March 31, 2013.
(c)	Restricted Security. The total value of restricted securities is $1,788,398 (5.5% of net assets) at March 31, 2013.
(d)	Variable Rate
(e)	Illiquid Security. The total value of illiquid securities is $68,461(0.2% of net assets) at March 31, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	28,458,694
Gross unrealized appreciation	5,139,208
Gross unrealized depreciation	(857,165)
Net unrealized appreciation	4,282,043

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at March 31, 2013

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	112,186	-	112,186
Common Stocks	23,630,471	-	-	23,630,471
Corporate Bonds	-	4,574,804	-	4,574,804
Investment Company	3,067,349	-	-	3,067,349
Mortgage Backed Securities	-	287,423	-	287,423
Short-Term Investments	-	1,068,504	-	1,068,504
Total**	26,697,820	6,042,917	-	32,740,737

There were no transfers between Level 1, Level 2 and Level 3 the period ended March 31, 2013 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the year ended March 31, 2013.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Amoy Van Lowe
   Amoy Van Lowe, President

Date  05/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
   Amoy Van Lowe, President

Date  05/21/2013

By /s/ Michelle Persad
           Michelle Persad, Treasurer

Date  05/21/2013